Consolidated Statements of Stockholders' Equity (Unaudited) - USD ($)	Common Stock	Retained Earnings	Accumulated Other Comprehensive Income (Loss	Total
Equity Balance, Starting at Dec. 31, 2019	$ 170,000	$ 251,711,270	$ 9,614,846	$ 261,496,116
Shares Outstanding, Starting at Dec. 31, 2019	170,000
Comprehensive Income:
Net Income (Loss)	$ 0	11,340,459	0
Other Comprehensive Income (Loss)	0	0	2,406,204	2,406,204
Total Comprehensive Income (Loss)	0	0	0	13,746,663
Cash Distributions Paid	$ 0	(100,000)	0	(100,000)
Shares Outstanding, Ending at Sep. 30, 2020	170,000
Equity Balance, Ending at Sep. 30, 2020	$ 170,000	260,793,568	12,021,050	272,984,618
Equity Balance, Starting at Jun. 30, 2020	$ 170,000	256,208,056	11,931,234	268,309,290
Shares Outstanding, Starting at Jun. 30, 2020	170,000
Comprehensive Income:
Net Income (Loss)	$ 0	4,585,512	0
Other Comprehensive Income (Loss)	0	0	89,816	89,816
Total Comprehensive Income (Loss)	$ 0	0	0	4,675,328
Shares Outstanding, Ending at Sep. 30, 2020	170,000
Equity Balance, Ending at Sep. 30, 2020	$ 170,000	260,793,568	12,021,050	272,984,618
Equity Balance, Starting at Dec. 31, 2020	$ 170,000	265,002,401	13,266,927	278,439,328
Shares Outstanding, Starting at Dec. 31, 2020	170,000
Comprehensive Income:
Net Income (Loss)	$ 0	32,124,120	0
Other Comprehensive Income (Loss)	0	0	(5,082,375)	(5,082,375)
Total Comprehensive Income (Loss)	0	0	0	27,041,745
Cash Distributions Paid	$ 0	(14,336,306)	0	(14,336,306)
Shares Outstanding, Ending at Sep. 30, 2021	170,000
Equity Balance, Ending at Sep. 30, 2021	$ 170,000	282,790,215	8,184,552	291,144,767
Equity Balance, Starting at Jun. 30, 2021	$ 170,000	276,715,649	11,582,398	288,468,047
Shares Outstanding, Starting at Jun. 30, 2021	170,000
Comprehensive Income:
Net Income (Loss)	$ 0	10,224,566	0
Other Comprehensive Income (Loss)	0	0	(3,397,846)	(3,397,846)
Total Comprehensive Income (Loss)	0	0	0	6,826,720
Cash Distributions Paid	$ 0	(4,150,000)	0	(4,150,000)
Shares Outstanding, Ending at Sep. 30, 2021	170,000
Equity Balance, Ending at Sep. 30, 2021	$ 170,000	$ 282,790,215	$ 8,184,552	$ 291,144,767